Summary of Significant Accounting Policies - Subsidiaries (FY) (Details) - Unit	Jun. 30, 2020	Dec. 31, 2019
Adair off Addison
Property, Plant and Equipment [Line Items]
Number of Units	152	152
Uptown Buckhead
Property, Plant and Equipment [Line Items]
Number of Units	216	216
Crosstown at Chapel Hill
Property, Plant and Equipment [Line Items]
Number of Units	411	411
The Brookwood
Property, Plant and Equipment [Line Items]
Number of Units	274	274
Adair off Addison Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	200	200
Montclair Terrace
Property, Plant and Equipment [Line Items]
Number of Units	188	188
1000 Spalding Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	252	252
Grand Reserve
Property, Plant and Equipment [Line Items]
Number of Units	319	319
Verdant Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	216	216
Arcadia Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	300	300
Ravina Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	498	498
81 Fifty at West Hills Apartment Homes
Property, Plant and Equipment [Line Items]
Number of Units	357	357
The Palmer at Las Colinas
Property, Plant and Equipment [Line Items]
Number of Units	476	476
Windbrooke Crossing
Property, Plant and Equipment [Line Items]
Number of Units	236	236
The Woods of Burnsville
Property, Plant and Equipment [Line Items]
Number of Units	400	400
Indigo Creek
Property, Plant and Equipment [Line Items]
Number of Units	408	408
Martin's Point
Property, Plant and Equipment [Line Items]
Number of Units	256	256